Investment Objectives and Goals - American Funds Strategic Bond Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Strategic Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide maximum total return consistent with preservation of capital.